Segment Reporting - Summary Of Detailed Information About Revenue From Customers Based On Geographical Market (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segement	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of operating segments [abstract]
Number of operating segments | segement	1
Disclosure of geographical areas [line items]
Revenue	$ 91,434	$ 83,029	$ 36,772
Europe
Disclosure of geographical areas [line items]
Revenue	63,510	39,433	20,509
North America
Disclosure of geographical areas [line items]
Revenue	18,306	30,780	11,660
Asia and Other
Disclosure of geographical areas [line items]
Revenue	$ 9,618	$ 12,816	$ 4,603